Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share

Year to December 31,	2015	2014	2013
	$’M	$’M	$’M
	_________________	_________________	_________________
Income from continuing operations, net of taxes	1,337.5	3,282.8	1,419.6
(Loss)/ gain from discontinued operations[1]	(34.1)	122.7	(754.5)
	_________________	_________________	_________________
Numerator for basic earnings per share	1,303.4	3,405.5	665.1
	_________________	_________________	_________________
Interest on convertible bonds, net of tax	-	-	28.3
	_________________	_________________	_________________
Numerator for diluted earnings per share	1303.4	3,405.5	693.4
	_________________	_________________	_________________

Schedule of Weighted Average Number of Shares
Weighted average number of shares:
	Millions	Millions	Millions
	_________________	_________________	_________________
Basic [1]	590.4	586.7	552.0
Effect of dilutive shares:
Share-based awards to employees [2]	2.7	4.6	4.8
Convertible bonds 2.75% due 2014 [3]	-	-	33.5
	_________________	_________________	_________________
Diluted	593.1	591.3	590.3
	_________________	_________________	_________________

Schedule of Earnings Per Share, Basic and Diluted
Year to December 31,	2015	2014	2013
	_______________	_______________	_______________
Earnings per ordinary share - basic

Earnings from continuing operations	226.5c	559.6c	257.2c

(Loss)/gain from discontinued operations	(5.8c)	20.9c	(136.7c)
	_______________	_______________	_______________

Earnings per ordinary share - basic	220.7c	580.5c	120.5c
	_______________	_______________	_______________

Earnings per ordinary share - diluted

Earnings from continuing operations	225.5c	555.2c	245.3c

(Loss)/gain from discontinued operations	(5.8c)	20.8c	(127.8c)
	_______________	_______________	_______________
Earnings per ordinary share – diluted	219.7c	576.0c	117.5c
	_______________	_______________	_______________

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	2015	2014	2013
	No. of shares	No. of shares	No. of shares
	Millions	Millions	Millions
	_________________	_________________	_________________
Share-based awards to employees[1]	3.4	0.3	0.5
	_________________	_________________	_________________